Related-Party Transactions - Transactions with Key Management Personnel and Their Close Family Members (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Assets:
Loans and advances	¥ 85,129,070	¥ 95,273,845
Liabilities:
Deposits	128,461,527	130,295,290
Others	6,882,740	7,461,101
Key management personnel of entity or parent [member]
Assets:
Loans and advances	2	29
Liabilities:
Deposits	1,612	2,878
Others	¥ 94	¥ 110